UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08253
Boyar Value Fund, Inc.
(Exact name of registrant as specified in charter)
590 Madison Avenue New York, New York		10022
(Address of principal executive offices)		(Zip code)
BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.  § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

BOYAR VALUE FUND, INC.
PORTFOLIO OF INVESTMENTS
March 31, 2005
(Unaudited)

Shares		Value
	COMMON STOCKS - 70.6%
	CONSUMER DISCRETIONARY - 37.4%
4,400	A.T. Cross Co., Class A *	$25,960
9,500	Arbitron, Inc.	407,550
29,563	Cablevision Systems Corp., Class A *	829,242
14,000	Carnival Corp.	725,340
29,000	Comcast Corp., Class A Special *	968,600
12,500	Dow Jones & Co., Inc.	467,125
6,000	Ethan Allen Interiors, Inc.	192,000
5,630	Hanover Direct, Inc. *	4,786
30,100	Hilton Hotels Corp.	672,735
10,900	IHOP Corp.	519,712
25,000	Limited Brands, Inc.	607,500
12,300	McDonald’s Corp.	383,022
5,000	Meredith Corp.	233,750
6,500	MGM Mirage *	460,330
22,600	Midas, Inc. *	515,958
2,500	Neiman Marcus Group, Inc. (The), Class A	228,775
18,100	Orient-Express Hotels Ltd., Class A	472,410
44,100	Playboy Enterprises, Inc., Class B *	568,890
32,500	Saks, Inc.	586,625
12,500	Scholastic Corp. *	461,125
58,000	Time Warner, Inc. *	1,017,900
6,000	Toys “R” Us, Inc. *	154,560
11,000	Tupperware Corp.	223,960
13,153	Viacom, Inc., Class B	458,119
32,500	Walt Disney Co. (The)	933,725
		12,119,699

	CONSUMER STAPLES - 4.8%
6,000	CVS Corp.	315,720
14,000	H.J. Heinz Co.	515,760
31,000	PepsiAmericas, Inc.	702,460
		1,533,940

	FINANCIAL SERVICES - 15.3%
8,000	Automatic Data Processing, Inc.	359,600
18,000	Bank of New York Co., Inc. (The)	522,900
16,300	Citigroup, Inc.	732,522
9,000	Hudson United Bancorp	317,250
29,250	J.P. Morgan Chase & Co.	1,012,050
2,200	Lehman Brothers Holdings, Inc.	207,152
14,000	Merrill Lynch & Co., Inc.	792,400
1,200	PHH Corp. *	26,244
7,000	Providian Financial Corp. *	120,120
22,886	St. Paul Travelers Cos., Inc. (The)	840,603
		4,930,841

	HEALTHCARE - 4.5%
19,800	Bristol-Myers Squibb Co.	504,108
4,200	IMS Health, Inc.	102,438
32,000	Pfizer, Inc.	840,640
		1,447,186

	INDUSTRIAL - 4.8%
16,700	Aviall, Inc. *	467,600
24,000	Cendant Corp.	492,960
16,000	General Electric Co.	576,960
		1,537,520

	INFORMATION TECHNOLOGY - 2.1%
2,666	CEVA, Inc. *	19,728
8,000	Diebold, Inc.	438,800
8,000	DSP Group, Inc. *	206,080
		664,608

	TELECOMMUNICATIONS SERVICES - 1.7%
10,000	ALLTEL Corp.	548,500
	TOTAL COMMON STOCKS	22,782,294

	INVESTMENT COMPANY - 2.4%
785,405	First American Treasury Obligations Fund, Class Y, 2.17%**	785,405

	TOTAL INVESTMENT COMPANY	785,405

Principal
Amount

	U.S. GOVERNMENT & AGENCY OBLIGATION - 26.3%
$8,500,000	Federal Home Loan Bank, Discount Notes, 2.62%, 4/7/05	8,495,670

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATION	8,495,670

TOTAL INVESTMENTS - 99.3% (Cost $27,069,965) (a)		$32,063,369

Percentages indicated are based on net assets of $32,281,549.

(a)                                  Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,627,981
Unrealized depreciation	(634,577)
Net unrealized appreciation	$4,993,404

Aggregate cost for federal income tax purposes is substantially the same.

*            Non-Income producing security.

**          Money market fund; interest rate reflects seven-day effective yield on March 31, 2005.

Notes to Portfolio of Investments

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted, then the security is valued at a fair value determined in accordance with procedures approved by the Board of Directors. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boyar Value Fund, Inc.

By (Signature and Title)*	/s/ Bryan Haft
Bryan Haft, Treasurer

Date	5/ 13 /05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan Haft
Bryan Haft, Treasurer

Date	5/ 13 /05

By (Signature and Title)*	/s/ Elizabeth W. Lawrence
Elizabeth W. Lawrence, President

Date	5/ 13 /05

* Print the name and title of each signing officer under his or her signature.